Investment Portfolioas of May 31, 2024 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.0%
California 93.6%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	885,000	889,279
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,131,817
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge, 4.0%, 4/1/2037	1,000,000	993,323
California, Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue:
Series B, AMT, 5.25%, 7/1/2049	1,000,000	1,065,566
Series B, AMT, 5.25%, 7/1/2054	500,000	530,903
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	834,740
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,442,074
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 4.0% (a), 2/1/2052, GTY: Morgan Stanley	6,500,000	6,453,396
Series B-1, 5.0% (a), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,752,829
Series A-1, 5.0% (a), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,569,636
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	2,425,000	2,298,549
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,315,000	2,728,680
Series B-1, 5.0%, 6/1/2049	325,000	329,025
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,710,000	1,697,694
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,500,000	1,197,594
Series A, 144A, 5.0%, 7/1/2051	8,000,000	7,639,531
California, Department of Veterans Affairs, Veteran's Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	935,000	971,918
California, Downey Unified School District, Series A, 4.0%, 8/1/2048	2,555,000	2,487,946
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,834,486
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,156,196
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,370,000	7,707,061
Series M-049, 3.05%, 4/15/2034	2,225,000	1,942,182
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,016,014
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	889,071
Series C, 4.0%, 1/15/2043	7,000,000	6,801,737
California, General Obligation:
Series A-1, 3.75% (b), 6/3/2024, LOC: Barclays Bank PLC	1,950,000	1,950,000
Series A-2, 3.75% (b), 6/3/2024, LOC: State Street B&T Co.	700,000	700,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	3,086,064

California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	2,696,079	2,429,584
“A", Series 2021-1, 3.5%, 11/20/2035	2,856,615	2,667,585
“A", Series 2021-2, 3.75%, 3/25/2035	3,122,585	3,001,524
Series A, 4.25%, 1/15/2035	2,058,683	1,999,828
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AGMC	1,000,000	1,089,901
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,095,835
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,218,248
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,019,791
California, Municipal Finance Authority, Community Facilities District No. 2023-7, Area No. 1, 5.0%, 9/1/2054	700,000	697,710
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,262,087
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (a), 10/1/2041, GTY: Waste Management Holdings	480,000	480,463
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	1,896,134
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	341,741
Series A, 144A, 5.0%, 7/1/2054	1,000,000	866,412
California, Regents of the University of California Medical Center Pooled Revenue, Series P, 3.5%, 5/15/2054	2,000,000	1,702,005
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	1,874,713
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AGMC	500,000	537,240
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,030,924
4.0%, 9/1/2046	1,910,000	1,586,597
4.0%, 9/1/2051	1,000,000	825,160
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	2,035,030
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	628,627
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	502,813
Series A, 144A, 5.0%, 10/1/2052	1,000,000	978,298
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,016,874
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,742,899
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	641,034
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	21,569
Series A, 5.0%, 9/1/2042, INS: AGMC	1,255,000	1,320,909
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	48,531
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	861,937
Series A, 5.0%, 12/1/2048	8,000,000	8,070,820
California, State General Obligation:
Series C-3, 2.4% (b), 6/7/2024, LOC: U.S. Bank NA	550,000	550,000
5.0%, 10/1/2042	1,000,000	1,102,174
Series C, 5.0%, 11/1/2042	4,000,000	4,392,252
5.0%, 10/1/2045	750,000	821,591
Series CU, 5.5%, 12/1/2052	1,885,000	2,027,784

California, State Health Facilities Financing Authority Revenue, 5.0%, 9/1/2043	2,000,000	2,006,602
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group:
Series A, 5.25%, 12/1/2041	1,250,000	1,369,171
Series A, 5.25%, 12/1/2042	1,830,000	1,992,400
Series A, 5.25%, 12/1/2043	1,500,000	1,628,634
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	3,164,625
California, State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County Obligated Group, Series B, 5.0% (a), 11/1/2054	1,000,000	1,099,526
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,500,000	1,441,664
California, State Health Facilities Financing Authority Revenue, Scripps Health Obligated Group, Series B-1, 5.0% (a), 11/15/2061	2,500,000	2,667,408
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (a), 5/1/2054	1,200,000	1,224,458
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,640,956
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	1,260,000	1,321,698
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group, 4.0%, 10/1/2046	3,000,000	2,783,876
California, State Municipal Finance Authority Revenue, Republic Service, Inc., Series A, AMT, 3.875% (a), 3/1/2054	1,000,000	998,746
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,145,702
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,063,207
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,460,216
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,245,000	1,221,007
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	1,095,000	1,217,617
Series A, 5.0%, 8/1/2033	1,250,000	1,388,975
Series C, 5.0%, 8/1/2033	1,145,000	1,272,301
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,911,054
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,780,159
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,298,912
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	758,301
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,062,039
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	616,036
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 4.0%, 4/1/2046	3,780,000	3,511,277
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	2,000,000	2,038,324
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.13% (b), 6/7/2024, LOC: Wells Fargo Bank NA	100,000	100,000
California, Statewide Communities Development Authority, Student Housing Revenue, Irvine LLC Phase 1, 4.0%, 5/15/2046, INS: BAM	2,000,000	1,935,956
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., “1”, Series A, 5.0%, 6/1/2048	2,800,000	2,857,886

California, Transbay Joint Powers Authority, Senior Tax Allocate Bonds, Series A, 5.0%, 10/1/2049	1,500,000	1,504,734
California, University of California Revenue, Series Z-2, 5.37% (b), 6/7/2024	3,000,000	3,000,000
California, Val Verde Unified School District, General Obligation:
Series G, 4.0%, 8/1/2048, INS: AGMC	1,250,000	1,211,638
Series C, 4.0%, 8/1/2049, INS: AGMC	2,000,000	1,930,211
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,001,975
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	588,192
4.0%, 9/1/2045	750,000	674,216
4.0%, 9/1/2050	900,000	782,236
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	2,061,131
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,037,974
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,571,578
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	708,363
Series D, 5.0%, 9/1/2049	745,000	752,143
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,059,071
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,202,703
5.0%, 9/1/2052	1,000,000	999,036
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041	1,000,000	1,096,228
Series G, 5.0%, 12/1/2042	1,390,000	1,517,917
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2028	1,000,000	1,040,097
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,579,365
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,373,194
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,388,814
Series B, AMT, 5.0%, 5/15/2035	750,000	761,792
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,148,567
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,118,014
Series A, 5.0%, 5/1/2043	1,000,000	1,111,657
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,494,750
Modesto, CA, High School District, General Obligation, Series A, 4.0%, 8/1/2052	2,000,000	1,947,472
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,758,906
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AGMC	3,500,000	3,797,518
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,008,719
Riverside County, CA, Transportation Commission, Series B-2, 3.0%, 6/1/2048, INS: BAM	5,447,000	4,256,367
Sacramento County, CA, Airport System Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,069,209
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,160,299
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,693,000
San Bernardino County, CA, Flood Control District, 2.65% (b), 6/7/2024, LOC: Bank of America NA	655,000	655,000
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	565,934
Series A, 5.0%, 10/15/2041	1,000,000	1,120,831
Series A, 5.0%, 10/15/2042	500,000	556,895
Series A, 5.0%, 10/15/2043	585,000	648,037
San Diego, CA, Unified School District, Election of 2012, Series ZR-5C, 5.0%, 7/1/2039 (c)	1,500,000	1,657,155

San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series 2ND, AMT, 5.0%, 5/1/2048	3,700,000	3,732,676
Series D, Prerefunded, AMT, 5.0%, 5/1/2048	5,000	5,178
Series A, AMT, 5.25%, 5/1/2044 (c)	250,000	269,577
Series A, AMT, 5.25%, 5/1/2049 (c)	500,000	533,995
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,410,260
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,041,279
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	422,705
Series A, 5.0%, 10/1/2041	200,000	221,365
Series B, 5.0%, 10/1/2042	750,000	827,443
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,667,132
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,234,232
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	402,647
San Jose, CA, Airport Revenue, Series A, AMT, 5.0%, 3/1/2041	2,000,000	2,025,982
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,680,731
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,239,166
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	894,306
5.0%, 8/15/2035, INS: AGMC	700,000	735,539
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,152,826
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,461,860
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	225,000	225,385
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	225,000	225,378
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,451,309
5.65%, 9/1/2025, INS: NATL	1,520,000	1,559,010
5.65%, 9/1/2026, INS: NATL	1,605,000	1,681,151
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,129,356
Southern California, Public Power Authority Revenue, APEX Power Project, Series A, 5.0%, 7/1/2036	1,960,000	1,965,382
Southern California, Public Power Authority, Southern Transmission System Revenue, Series 1, 5.0%, 7/1/2043	3,000,000	3,317,583
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	800,065
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,598,851
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	3,000,000	3,020,776
		317,006,751
Guam 1.7%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	690,212
Series A, 5.0%, 7/1/2043	975,000	1,034,332
Series A, 5.0%, 1/1/2046	885,000	932,600
Series A, 5.0%, 1/1/2050	360,000	366,591
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,072,804
Series A, 5.0%, 10/1/2038	960,000	978,195
Series A, 5.0%, 10/1/2040	665,000	675,026
		5,749,760

Puerto Rico 1.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	771,757
Series A1, 4.0%, 7/1/2046	1,030,435	931,963
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2031	925,000	966,285
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	2,000,000	640,605
Series A-1, 4.75%, 7/1/2053	1,545,000	1,535,298
		4,845,908
Other 1.3%
Freddie Mac Multi-Family ML Certificates:
“A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	2,362,853	1,821,552
“A-CA”, Series 2019-ML05, 3.35%, 11/25/2033	2,851,753	2,638,941
		4,460,493
Total Municipal Investments (Cost $343,704,768)		332,062,912

	Shares	Value ($)

Closed-End Investment Companies 1.6%
Eaton Vance California Municipal Bond Fund (Cost $5,171,954)	558,792	5,235,881

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $348,876,722)	99.6	337,298,793
Other Assets and Liabilities, Net	0.4	1,502,104
Net Assets	100.0	338,800,897
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured

LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$332,062,912	$—	$332,062,912
Closed-End Investment Companies	5,235,881	—	—	5,235,881
Total	$5,235,881	$332,062,912	$—	$337,298,793

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCATF-PH3
R-080548-2 (1/25)